NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fee and commission income (expense) [Abstract]
Schedule of Fee and Commission Income

	2020	2019	2018
	£m	£m	£m
Fee and commission income:
Current accounts	610	656	647
Credit and debit card fees	748	961	974
Commercial banking fees	169	166	271
Private banking and asset management	1	38	94
Factoring	76	103	83
Other fees and commissions	320	439	428
Total fee and commission income	1,924	2,363	2,497
Fee and commission expense	(909)	(1,027)	(1,228)
Net fee and commission income	1,015	1,336	1,269